Note 9 - Related Party Transactions and Balances - Schedule of Related Party Payments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Salaries and benefits	$ 952,079	$ 813,400	$ 755,475
Share-based payments	1,090,540	2,216,170	1,537,060
Directors’ fees	70,000	70,000	41,000
Total	$ 2,112,619	$ 3,099,570	$ 2,333,535